Financial risk management - Liquidity risks (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Cash and cash equivalents	$ 425,331,000	$ 891,910,000	$ 458,015,000
Carrying amount
Lease obligations	755,183,000	818,205,000	$ 872,120,000
Other long-term liabilities	157,238,000	150,462,000
Long-term debt	2,752,900,000	2,414,935,000
Cash flow hedges	36,106,000	36,811,000
Financial liabilities	4,050,608,000	3,727,171,000
Liquidity risk
Carrying amount
Trade and other payables	457,901,000
Lease obligations	755,183,000
Other long-term liabilities	26,920,000
Long-term debt	2,752,900,000
Cash flow hedges	36,106,000
Financial liabilities	4,029,010,000
Contractual cash flows
Trade and other payables	457,901,000
Lease obligations	983,704,000
Other long-term liabilities	48,948,000
Long-term debt	3,634,043,000
Cash flow hedges	45,432,000
Financial liabilities	5,170,028,000
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	457,901,000
Lease obligations	158,459,000
Other long-term liabilities	2,200,000
Long-term debt	196,735,000
Cash flow hedges	8,130,000
Financial liabilities	823,425,000
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Lease obligations	263,760,000
Other long-term liabilities	4,400,000
Long-term debt	1,175,484,000
Cash flow hedges	5,206,000
Financial liabilities	1,448,850,000
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	206,251,000
Other long-term liabilities	4,400,000
Long-term debt	1,023,689,000
Cash flow hedges	3,059,000
Financial liabilities	1,237,399,000
Liquidity risk | Thereafter
Contractual cash flows
Trade and other payables	0
Lease obligations	355,234,000
Other long-term liabilities	37,948,000
Long-term debt	1,238,135,000
Cash flow hedges	29,037,000
Financial liabilities	1,660,354,000
Undrawn credit facility
Disclosure of financial liabilities [line items]
Undrawn credit facility	$ 600,000,000	$ 500,000,000